Related Party Transactions (Minimum Long-Term Contractual Obligations With BBAM LP, Excluding Rent Fees) (Details) (USD $)	0 Months Ended	12 Months Ended
	Dec. 28, 2012	Dec. 31, 2014
Related Party Transaction [Line Items]
2014		$ 14,881,000
2015		14,720,000
2016		14,620,000
2017		14,372,000
2018		14,119,000
Thereafter		56,752,000
Total		129,464,000
Management agreement period		10 years
Fixed Base Fee Payments [Member]
Related Party Transaction [Line Items]
2014		2,029,000	[1]
2015		2,029,000	[1]
2016		2,029,000	[1]
2017		2,029,000	[1]
2018		2,029,000	[1]
Thereafter		10,479,000	[1]
Total		20,624,000	[1]
Fixed Administrative Agency Fee Payments Due by B and B Air Funding [Member]
Related Party Transaction [Line Items]
2014		845,000	[1]
2015		845,000	[1]
2016		845,000	[1]
2017		845,000	[1]
2018		845,000	[1]
Thereafter		4,368,000	[1]
Total		8,593,000	[1]
Fixed Administrative Agency Fee Payments Due By Fly Acquisition II [Member]
Related Party Transaction [Line Items]
2014		168,000
2015		168,000
2016		168,000
2017		109,000
2018		48,000
Thereafter		236,000
Total		897,000
Fixed Administrative Services Fee Due by Fly Peridot [Member]
Related Party Transaction [Line Items]
2014		418,000
2015		333,000
2016		299,000
2017		240,000
2018		158,000
Thereafter		91,000
Total		1,539,000
Fixed Administrative Agency Fee Payments Due by Other Subsidiaries [Member]
Related Party Transaction [Line Items]
2014		708,000
2015		632,000
2016		566,000
2017		436,000
2018		326,000
Thereafter		1,080,000
Total		3,748,000
Fixed Payments for Management Expenses [Member]
Related Party Transaction [Line Items]
2014		10,713,000	[1],[2]
2015		10,713,000	[1],[2]
2016		10,713,000	[1],[2]
2017		10,713,000	[1],[2]
2018		10,713,000	[1],[2]
Thereafter		40,498,000	[1],[2]
Total		94,063,000	[1],[2]
BBAM Limited Partnership [Member]
Related Party Transaction [Line Items]
Management agreement renewal period	5 years	5 years
Early termination fee	$ 8,400,000	$ 8,400,000

[1]	Amounts in the table assume Consumer Price Index (“CPI”) rates in effect as of December 31, 2014 remain constant in future periods.
[2]	The initial term of the Management Agreement is for ten years from December 28, 2012, with an automatic five year renewal period. The agreement provides for an early termination fee of $8.4 million, subject to an annual CPI adjustment. The table assumes termination of the agreement after the initial ten year term and payment of the applicable termination fee.